                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check Here if Amendment /X/; Amendment Number: 2

   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
   Address:      60 State Street
                 Boston, MA 02109

Form 13F File Number: 028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
Title:   President
Phone:   617-526-5873

Signature, Place, and Date of Signing:

   /s/ Kimberly R. Clouse         Boston, Massachusetts   November 14, 2006
------------------------------    ---------------------   -----------------
       [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 3
                                        --------------------

Form 13F Information Table Value Total: $747
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                       HALE AND DORR CAPITAL MANAGEMENT LLC
                          FORM 13F INFORMATION TABLE
                       QUARTER ENDED SEPTEMBER 30, 2005




      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
MORGAN STANLEY                 COM         617446448     254      4,707     SH             Sole                 4,707       0
MUNICIPAL MORTGAGE
 AND EQUITY                 Growth SHS     62624B101     250     10,000     SH             Sole                10,000       0
VIACOM INC                   Class B       92553P201     243      7,348     SH             Sole                 7,348       0
                                                        ---
                                                        747